UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Independent Franchise Partners, LLP
Address: Level 5
         20 Balderton Street
         London, UK  W1K 6TL

13F File Number:  028-13829

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Kelly Jones
Title:     Chief Operating Officer
Phone:     0044 207 495 9070

Signature, Place, and Date of Signing:

 /s/    John Kelly Jones     London, UK     July 22, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    24

Form 13F Information Table Value Total:    $2,652,422 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101     3001    49675 SH       SOLE                    49675        0        0
BROWN FORMAN CORP              CL B             115637209     1520    20362 SH       SOLE                    20362        0        0
CAREER EDUCATION CORP          COM              141665109   118113  5584554 SH       OTHER                 4301866    53641  1229047
COLGATE PALMOLIVE CO           COM              194162103   147725  1690028 SH       OTHER                 1300750    16100   373178
DENTSPLY INTL INC NEW          COM              249030107     1608    42253 SH       SOLE                    42253        0        0
EBAY INC                       COM              278642103   159087  4929876 SH       OTHER                 3796144    47477  1086255
FORTUNE BRANDS INC             COM              349631101   161058  2525618 SH       OTHER                 1945129    23900   556589
HARLEY DAVIDSON INC            COM              412822108   142147  3469542 SH       OTHER                 2670965    33452   765125
JOHNSON & JOHNSON              COM              478160104   173268  2604760 SH       OTHER                 2008290    25001   571469
KELLOGG CO                     COM              487836108   186187  3365652 SH       OTHER                 2592174    32312   741166
KIMBERLY CLARK CORP            COM              494368103     2314    34772 SH       SOLE                    34772        0        0
KRAFT FOODS INC                CL A             50075N104   149999  4257720 SH       OTHER                 3280970    40922   935828
LAUDER ESTEE COS INC           CL A             518439104     1286    12229 SH       SOLE                    12229        0        0
MCGRAW HILL COS INC            COM              580645109   192316  4588798 SH       OTHER                 3533622    44002  1011174
MEAD JOHNSON NUTRITION CO      COM              582839106   130509  1932038 SH       OTHER                 1487381    18600   426057
MONSANTO CO NEW                COM              61166W101   149570  2061909 SH       OTHER                 1586574    20000   455335
MOODYS CORP                    COM              615369105   190252  4960962 SH       OTHER                 3820581    47776  1092605
PEPSICO INC                    COM              713448108     1856    26363 SH       SOLE                    26363        0        0
PHILIP MORRIS INTL INC         COM              718172109   233373  3495182 SH       OTHER                 2697898    33402   763882
PROCTER & GAMBLE CO            COM              742718109   184708  2905592 SH       OTHER                 2238189    27915   639488
REYNOLDS AMERICAN INC          COM              761713106     2035    54927 SH       SOLE                    54927        0        0
SCOTTS MIRACLE GRO CO          CL A             810186106   198662  3871817 SH       OTHER                 2980490    37367   853960
STRAYER ED INC                 COM              863236105     1266    10020 SH       SOLE                    10020        0        0
VERISK ANALYTICS INC           CL A             92345Y106   120562  3482464 SH       OTHER                 2680582    33593   768289